Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Insurance expense	$ 45,866	$ 63,454	$ 214,185	$ 477,750
Legal and accounting expenses	285,954	415,328	1,253,545	644,515
Interest, general and administrative expenses	32,869	18,587
Dues and subscriptions	12,922	38,881	170,745	256,333
Administrative expenses – related party	30,000	30,000	120,000	240,000
Interest expense – related party			101,343	28,288
Formation, general and administrative expenses			374	1,552
Operating expenses	407,611	566,250	1,860,192	1,648,438
Loss from operations	(407,611)	(566,250)	(1,860,192)	(1,648,438)
Other income (expense):
Realized gain on marketable securities held in Trust Account			0	2,538,270
Loss on extinguishment of debt	(1,822,844)	0
Dividends on marketable securities held in Trust Account	168,558	679,342	2,032,507	3,736,950
Covenant fees	0	35,000	505,000	0
Provision for credit losses	(505,000)		(505,000)	0
Total other income, net	(1,654,286)	714,342	2,032,507	6,275,220
Net income	$ (2,061,897)	$ 148,092	$ 172,315	$ 4,626,782
Redeemable Class A [Member]
Other income (expense):
Basic weighted average shares outstanding	1,372,687	4,772,187	3,527,561	12,826,933
Diluted weighted average shares outstanding	1,372,687	4,772,187	3,527,561	12,826,933
Basic net income	$ (0.19)	$ 0.11	$ 0.47	$ 0.42
Diluted net income	$ (0.19)	$ 0.11	$ 0.47	$ 0.42
Class A Non Redeemable [Member]
Other income (expense):
Basic weighted average shares outstanding	4,743,749	4,743,749	4,743,749	2,222,414
Diluted weighted average shares outstanding	4,743,749	4,743,749	4,743,749	2,222,414
Basic net income	$ (0.38)	$ (0.08)	$ (0.31)	$ (0.28)
Diluted net income	$ (0.38)	$ (0.08)	$ (0.31)	$ (0.28)
Class B Non Redeemable [Member]
Other income (expense):
Basic weighted average shares outstanding	1	1	1	2,521,336
Diluted weighted average shares outstanding	1	1	1	2,521,336
Basic net income	$ (0.38)	$ (0.08)	$ (0.31)	$ (0.06)
Diluted net income	$ (0.38)	$ (0.08)	$ (0.31)	$ (0.06)